Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio. Your costs would be higher if fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option were included. Please consult your insurance company’s separate account prospectus or disclosure document for more information.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 53% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual portfolio operating expenses in the table, before and after fee waivers and expense reimbursements, are higher than the corresponding ratios of expenses to average net assets shown in the “Financial Highlights” section, which do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares(with or without redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares(with or without redemption)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. Derivative investments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the portfolio’s 80% policy. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The portfolio's investment adviser allocates the portfolio's investments among the following three segments of the debt markets:•Below investment grade (high yield or “junk bond”) securities of U.S. and non-U.S. issuers•Investment grade securities of U.S. issuers•Investment grade securities of non-U.S. issuersThe adviser’s allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the portfolio may have a substantial amount of its assets in any one of such segments. The portfolio may invest in securities of issuers in any market capitalization range, industry or market sector.The portfolio invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities; debt securities of U.S. and non-U.S. corporate issuers (including convertible debt); mortgage-related securities, including commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), credit risk transfer securities and “sub-prime” mortgages; and asset-backed securities. The portfolio may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including CMBS, CMOs and other mortgage-related securities issued by private issuers. The portfolio's investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The portfolio may invest in securities of any maturity and maintains an average portfolio maturity which varies based upon the judgment of the portfolio's investment adviser. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. The portfolio's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.Depending upon the adviser’s allocation among market segments, up to 70% of the portfolio's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the adviser. Up to 20% of the portfolio's total assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The portfolio’s investments in debt securities rated below investment grade may include securities that are in default. The portfolio may invest in floating rate loans, subordinated debt securities, insurance-linked securities, and municipal securities. The portfolio may also invest in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked debt securities.Up to 85% of the portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.The portfolio may invest up to 20% of its total assets in equity securities, including common stocks, preferred stocks, rights, warrants, depositary receipts, securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds) that invest primarily in equity securities and equity interests in real estate trusts (REITs).The portfolio may, but is not required to, use derivatives, such as credit default swaps, credit default swap index products (“CDX”) (swaps based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds), forward foreign currency exchange contracts, and bond and interest rate futures. The portfolio may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The portfolio also may hold cash or other short-term investments.The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, rating, sector and country weightings of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.The adviser integrates environmental, social and corporate governance (ESG) considerations into its investment research process by evaluating the business models and practices of issuers and their ESG-related risks. The adviser believes ESG analysis is a meaningful facet of fundamental research, the process of evaluating an issuer based on its financial position, business operations, competitive standing and management. This process considers ESG information, where available, in assessing an investment’s performance potential. The adviser generally considers ESG information in the context of an issuer’s respective sector or industry. The adviser may consider ESG ratings provided by third parties or internal sources, as well as issuer disclosures and public information, in evaluating issuers. ESG considerations are not a primary focus of the portfolio, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight. Notwithstanding the foregoing, the adviser generally will not invest portfolio assets in companies engaged in the production, sale, storage of, or providing services for, certain controversial weapons, including chemical, biological and depleted uranium weapons and certain antipersonnel mines and cluster bombs.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The portfolio's past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class I shares from calendar year to calendar year. The table shows the average annual total returns for Class I and Class II shares of the portfolio over time and compares these returns to the returns of the Bloomberg U.S. Universal Index.The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.The portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class I shares from calendar year to calendar year. The table shows the average annual total returns for Class I and Class II shares of the portfolio over time and compares these returns to the returns of the Bloomberg U.S. Universal Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual return Class I Shares (%)(Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:ReturnsPeriod BeginningPeriod EndingHighest Calendar Quarter10.14%04/01/2020 to06/30/2020Lowest Calendar Quarter-10.27%01/01/2020 to03/31/2020
Performance Table Heading	rr_PerformanceTableHeading	Average annual total return (%)(for periods ended December 31, 2023)
Pioneer Strategic Income VCT Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the portfolio.
Pioneer Strategic Income VCT Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pioneer Strategic Income VCT Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk. The market prices of securities or other assets held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the portfolio's securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the portfolio's investments, impair the portfolio's ability to satisfy redemption requests, and negatively impact the portfolio's performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the portfolio invests. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the portfolio invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the portfolio, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the portfolio's opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the portfolio's assets may go down.Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the portfolio’s investments may be negatively affected. The portfolio may experience a substantial or complete loss on any security or derivative position.Until recently, a commonly used reference rate for floating rate securities was LIBOR (London Interbank Offered Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the Secured Overnight FinancingRate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (with or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the portfolio’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the portfolio’s performance.
Pioneer Strategic Income VCT Portfolio | High Yield Or Junk Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High yield or “junk” bond risk. Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.
Pioneer Strategic Income VCT Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest rate risk. The market prices of the portfolio's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security will generally go down.Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the portfolio earns on its floating rate investments.
Pioneer Strategic Income VCT Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk. If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Pioneer Strategic Income VCT Portfolio | Prepayment Or Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
Pioneer Strategic Income VCT Portfolio | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.
Pioneer Strategic Income VCT Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. Some securities and derivatives held by the portfolio may be or become impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. An instrument’s liquidity may be affected by reduced trading volume, a relative lack of market makers or legal restrictions, and illiquid securities and derivatives also may be difficult to value. Markets may become illiquid quickly. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. If the portfolio is forced to sell an illiquid asset or unwind a derivative position to meet redemption requests or other cash needs, or to try to limit losses, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the portfolio’s ability to meet its obligations (including obligations to redeeming shareholders).
Pioneer Strategic Income VCT Portfolio | Portfolio Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio selection risk. The adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security, industry or about interest rates or other market factors may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the adviser.
Pioneer Strategic Income VCT Portfolio | ESG Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG risk. The portfolio’s adviser may consider ESG information in its investment research process. This may mean forgoing some investment opportunities available to funds that do not consider ESG information. In considering ESG information, the adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased. ESG considerations are not a primary focus of the portfolio, and the weight given by the adviser to ESG considerations in making investment decisions will vary and, for any specific decision, they may be given little or no weight.
Pioneer Strategic Income VCT Portfolio | US Treasury Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the portfolio’s investments in obligations issued by the U.S. Treasury to decline.
Pioneer Strategic Income VCT Portfolio | US Government Agency Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. government agency obligations risk. The portfolio invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Pioneer Strategic Income VCT Portfolio | Mortgage Related And Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-related and asset-backed securities risk. The value of mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage-backed securities, credit risk transfer securities, and asset-backed securities, will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to interest rate, prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
Pioneer Strategic Income VCT Portfolio | Risks Of Instruments That Allow For Balloon Payments Or Negative Amortization Payments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of instruments that allow for balloon payments or negative amortization payments. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.
Pioneer Strategic Income VCT Portfolio | Risks Of Investing In Loans [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in loans. Floating rate loans and similar investments may be illiquid or less liquid than other investments and difficult to value. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemption requests for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the portfolio may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as the portfolio, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Pioneer Strategic Income VCT Portfolio | Collateral risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateral risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In addition, the portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. Uncollateralized loans involve a greater risk of loss.
Pioneer Strategic Income VCT Portfolio | Risk of disadvantaged access to confidential information [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of disadvantaged access to confidential information. The adviser’s decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the portfolio, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance.
Pioneer Strategic Income VCT Portfolio | Risks Of Investing In Insurance Linked Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in insurance-linked securities. The portfolio could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The portfolio may also invest in insurance-linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the portfolio. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked securities may have limited liquidity, or may be illiquid. The portfolio has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
Pioneer Strategic Income VCT Portfolio | Inflation linked securities risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-linked securities risk. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index, and losses may exceed those experienced by other debt securities with similar durations. The values of inflation-linked securities may not be directly correlated to changes in interest rates, for example if interest rates rise for reasons other than inflation.
Pioneer Strategic Income VCT Portfolio | Risks Of Subordinated Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of subordinated securities. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities than more senior securities.
Pioneer Strategic Income VCT Portfolio | Municipal Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal securities risk. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession. To the extent the portfolio invests significantly in a single state, city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments.
Pioneer Strategic Income VCT Portfolio | Risks Of Zero Coupon Bonds Payment In Kind Deferred And Contingent Payment Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of zero coupon bonds, payment in kind, deferred and contingent payment securities. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the portfolio receives no periodic cash payments on such securities, the portfolio is deemed for tax purposes to receive income from such securities, which applicable tax rules require the portfolio to distribute to shareholders. Such distributions may be taxable when distributed to taxable shareholders.
Pioneer Strategic Income VCT Portfolio | Risks Of Non US Investments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of non-U.S. investments. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, auditing and financial recordkeeping requirements, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, the United Kingdom has withdrawn from the EU (commonly known as “Brexit”). The range and potential implications of possible political, regulatory, economic, and market outcomes of Brexit cannot be fully known but could be significant, potentially resulting in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the portfolio's investments.If one or more stockholders of a supranational entity such as the World Bank fail to make necessary additional capital contributions, the entity may be unable to pay interest or repay principal on its debt securities.Sanctions or other government actions against certain countries could negatively impact the portfolio’s investments in securities that have exposure to those countries. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets. China and other developing market countries may be subject to considerable degrees of economic, political and social instability. The U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. In addition, China's long-running conflict over Taiwan's sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union, issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Russia has taken retaliatory actions, including preventing repatriation of capital by U.S. and other investors. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The ongoing conflict has resulted in significant market disruptions, including in certain markets, industries and sectors, such as the oil and natural gas markets, and negatively affected global supply chains, food supplies, inflation and global growth. The U.S. and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain portfolio investments, on portfolio performance and the value of an investment in the portfolio.
Pioneer Strategic Income VCT Portfolio | Currency risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk. The portfolio could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Pioneer Strategic Income VCT Portfolio | Equity securities risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities.
Pioneer Strategic Income VCT Portfolio | Risks Of Convertible Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of convertible securities. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.
Pioneer Strategic Income VCT Portfolio | Preferred Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred stocks risk. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Also, the market prices of preferred stocks are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Generally, under normal circumstances, preferred stocks do not carry voting rights. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than other securities. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.
Pioneer Strategic Income VCT Portfolio | Risks Of Investment In Other Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investment in other funds. Investing in other investment companies, including other funds managed by the adviser, subjects the portfolio to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the portfolio will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. ETFs and closed-end funds are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s or closed-end fund’s net asset value. Such funds may trade at a discount for an extended period and may not ever realize their net asset value.
Pioneer Strategic Income VCT Portfolio | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives risk. Using swaps, futures and other derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio’s initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Pioneer Strategic Income VCT Portfolio | Credit Default Swap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit default swap risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the portfolio. Credit default swaps may in some cases be illiquid, and they increase credit risk since the portfolio has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.
Pioneer Strategic Income VCT Portfolio | Credit Default Swap Index Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit default swap index risk. The portfolio may invest in credit default swap index products (“CDX”) (swaps based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds) in an effort to obtain exposure to a diversified portfolio of credits or to hedge against existing credit risks. CDX have similar risks as other credit default swaps contracts. The use of CDX is subject to the risk that the portfolio’s counterparty will default on its obligations. Investments in CDX are also subject to credit risk with respect to the issuers of the underlying reference obligations in the index, liquidity risk and operational risks. The portfolio will also normally indirectly bear its proportionate share of any expenses paid by a CDX in addition to the expenses of the portfolio.
Pioneer Strategic Income VCT Portfolio | Risks Of Investing In Inverse Floating Rate Obligations [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of investing in inverse floating rate obligations. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.
Pioneer Strategic Income VCT Portfolio | Forward foreign currency transactions risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward foreign currency transactions risk. The portfolio may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the portfolio's holdings, or if the counterparty defaults. Such transactions may also prevent the portfolio from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.
Pioneer Strategic Income VCT Portfolio | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations. New derivatives regulations require the portfolio, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of the portfolio to pursue its investment strategies and may not be effective to mitigate the portfolio's risk of loss from derivatives.
Pioneer Strategic Income VCT Portfolio | Market Segment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market segment risk. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.
Pioneer Strategic Income VCT Portfolio | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation risk. Nearly all of the portfolio's investments are valued using a fair value methodology. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued or if a different valuation methodology had been used. The abilityto value the portfolio’s investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Pioneer Strategic Income VCT Portfolio | Redemption risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption risk. The portfolio may experience heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.
Pioneer Strategic Income VCT Portfolio | Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity risk. Cybersecurity failures by and breaches of the portfolio’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt portfolio operations, interfere with the portfolio’s ability to calculate its NAV, prevent portfolio shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the portfolio and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. New ways to carry out cyber attacks continue to develop. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the portfolio's ability to plan for or respond to a cyber attack.
Pioneer Strategic Income VCT Portfolio | Expense Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expense risk. Your actual costs of investing in the portfolio may be higher than the expenses shown in “Annual portfolio operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
Pioneer Strategic Income VCT Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.31%	[1]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2]
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.81%	[2]
1	rr_ExpenseExampleYear01	$ 83
3	rr_ExpenseExampleYear03	366
5	rr_ExpenseExampleYear05	670
10	rr_ExpenseExampleYear10	1,535
1	rr_ExpenseExampleNoRedemptionYear01	83
3	rr_ExpenseExampleNoRedemptionYear03	366
5	rr_ExpenseExampleNoRedemptionYear05	670
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,535
2014	rr_AnnualReturn2014	3.96%
2015	rr_AnnualReturn2015	(1.27%)
2016	rr_AnnualReturn2016	7.58%
2017	rr_AnnualReturn2017	5.00%
2018	rr_AnnualReturn2018	(1.78%)
2019	rr_AnnualReturn2019	10.00%
2020	rr_AnnualReturn2020	7.52%
2021	rr_AnnualReturn2021	1.99%
2022	rr_AnnualReturn2022	(12.68%)
2023	rr_AnnualReturn2023	8.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.27%)
1 Year	rr_AverageAnnualReturnYear01	8.34%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	2.65%
SinceInception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1999
Pioneer Strategic Income VCT Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2]
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.06%	[2]
1	rr_ExpenseExampleYear01	$ 108
3	rr_ExpenseExampleYear03	444
5	rr_ExpenseExampleYear05	803
10	rr_ExpenseExampleYear10	1,814
1	rr_ExpenseExampleNoRedemptionYear01	108
3	rr_ExpenseExampleNoRedemptionYear03	444
5	rr_ExpenseExampleNoRedemptionYear05	803
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,814
1 Year	rr_AverageAnnualReturnYear01	8.07%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.41%
SinceInception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2003
Pioneer Strategic Income VCT Portfolio | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.17%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	2.08%
SinceInception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 1999

[1]	Total annual portfolio operating expenses in the table, before and after fee waivers and expense reimbursements, are higher than the corresponding ratios of expenses to average net assets shown in the “Financial Highlights” section, which do not include acquired fund fees and expenses.
[2]	The portfolio’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce expenses to 0.75% and 1.00% of the average daily net assets attributable to Class I and Class II shares, respectively. These expense limitations are in effect through May 1, 2025. There can be no assurance that the adviser will extend the expense limitations beyond such time. Net expenses for a class may exceed the applicable expense limitation to the extent that the portfolio incurs excluded expenses. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.